UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Roark, Rearden & Hamot Capital Management, LLC*
Address:     420 Boylston Street
             Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          August 12, 2010
-----------------------  -------------------  ---------------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           35

Form 13F Information Table Value Total:     $122,062
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number          Name
1            28-11734                      Costa Brava Partnership III L.P.
2            28-11736                      Roark, Rearden & Hamot, LLC
3            28-11733                      Seth W. Hamot

                                                       Costa Brava Partnership III L.P.
                                                 Form 13F Information Table as of 6/30/2010

                                                                                                                  Voting Authority
                                                                     Shares   Market
                                                                     or PRN    Value       Investment   Other
Name of Issuer            Title of Class           CUSIP              Amount Long x1000    Discretion  Managers  Sole  Shared  None

AEROPOSTALE                    COM               '007865108           127500  3,675.83       sole              127500
AEROPOSTALE                    CALL              ZLZ 110122C00023330     600    648.00       sole                 600
BREITBURN ENERGY PARTNERS L P  COM UT LTD PTN    106776107            333102  4,969.88       sole              333102
DJSP ENTERPRISES INCORPORATE   SHS               G7982P104            411826  4,785.42       sole              411826
ALESCO FINL INC                NOTE 7.625% 5/1   014485AB2           1700000  1,463.70       sole             1700000
COMBIMATRIX CORPORATION        COM               20009T105             46652    235.59       sole               46652
CONEXANT SYSTEMS INC           COM NEW           207142308               450  1,530.00       sole              450000
DG FASTCHANNEL INC             COM               23326R109             26800    856.26       sole               26800
DIREXION SHS ETF TR            DLY SMCAP BEAR 3X 25459W839            100000    716.25       sole              100000
ENERGY PARTNERS LTD            COM NEW           29270U303            200562  2,442.85       sole              200562
ENTORIAN TECHNOLOGIES INC      COM NEW           29383P209             91847    226.86       sole               91847
GT SOLAR INTL INC              COM               3623EO959            150000    784.50       sole              150000
HECKMANN CORP                  COM               422680108           1282504  7,438.52       sole             1282504
HECKMANN CORP                  *W EXP 11/09/201  422680116             53200     41.50       sole               53200
HECKMANN CORP                  CALL              HEK 100619C00007500     225      2.25       sole                 225
IMAX CORP                      COM               45245E109             55000    989.07       sole               55000
INCONTACT INC                  COM               45336E109             60000    171.00       sole               60000
INDIA GLOBALIZATION CAP INC    COM               45408X100            303550    355.15       sole              303550
IRIDIUM COMMUNICATIONS INC     COM               46269C102            250000  2,027.50       sole              250000
KIT DIGITAL INC                COM NEW           482470200            583392  7,514.09       sole              583392
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201  53015Y115           3335900  2,952.27       sole             3335900
MAXYGEN INC                    COM               577776107            325442  2,138.15       sole              325442
MDS INC                        COM               55269P302            825000  7,001.40       sole              825000
MEDQUIST INC                   COM               584949101           2428272 18,964.80       sole             2428272
METROPOLITAN HEALTH NETWORKS   COM               592142103             65000    209.95       sole               65000
MYRIAD PHARMACEUTICALS INC     COM               62856H107            590338  2,668.33       sole              590338
NABI BIOPHARMACEUTICALS        COM               629519109           2000000 11,000.00       sole             2000000
NEWCASTLE INVT CORP            COM               65105M108           1000000  3,230.00       sole             1000000
ORANGE 21 INC                  COM               685317109           3366313  2,188.10       sole             3366313
PHOENIX TECHNOLOGY LTD         COM               719153108            187500    601.88       sole              187500
PLANAR SYS INC                 COM               726900103           1049032  2,937.71       sole             1049032
QLT INC                        COM               746927102           2664644 13,589.68                        2664644
RADIAN GROUP INC               COM               750236101            225273  3,523.27                         225273
TECHTEAM GLOBAL INC            COM               878311109           1319274  8,878.71                        1319274
ULTRALIFE CORP                 COM               903899102            325000  1,303.25                         325000